Share-based payment arrangements	12 Months Ended
Dec. 31, 2020
Share-based payment arrangements
Share-based payment arrangements

Note 13 – Share-based payment arrangements

Stock option programs

The 2011 and 2015 Equity Incentive Plans provided for the grant of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock units, stock appreciation rights and other share-based awards. In connection with the Business Combination, all unexercised stock options of Curaleaf, Inc. issued and outstanding under the 2011 and 2015 Equity Incentive Plans were converted to the option to receive an equivalent substitute option under the 2018 Long Term calculated as 10% of the aggregate number of SVS and MVS outstanding on an “as-converted” basis.

Stock option valuation

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes valuation model, where appropriate. In instances where stock options have performance or market conditions, the Company utilizes the Monte Carlo valuation model to simulate the various outcomes that affect the value of the option.

The weighted average inputs used in the measurement of the grant date fair values of the equity-settled share-based payment plans were as follows: Incentive Plan (the “LTIP”).  The LTIP provides for the grant of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock and restricted stock units, performance awards, dividend equivalents, and other share-based awards.  The number of SVS reserved for issuance under the LTIP is

	December 31,
	2020		2019
Fair value at grant date	$5.03		$5.97
Share price at grant date	$6.61		$7.67
Exercise price	$6.57		$7.76
Expected volatility	93.2%		87.2%
Expected life	6.3	years	6.9	years
Expected dividends	—%		—%
Risk-free interest rate (based on government bonds)	1.19%		1.90%

The expected volatility is estimated based on the historical volatility of a publicly traded set of peer companies. The expected life in years represents the period of time that options granted are expected to be outstanding. The expected term of stock options granted to non-employees is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

During the year ended December 31, 2020, the Company recorded share-based compensation in the amount of $30,879, including $8,493 related to the fair value of Select rollover options (Note 4). The Company recorded share-based compensation of $16,607 for the year ended December 31, 2019.

Reconciliation of outstanding share options

The number and weighted-average exercise prices of share options under the LTIP were as follows:

		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
	2020	2020	2019	2019
Outstanding at January 1	26,919,515	$1.90	31,269,448	$0.94
Forfeited during the year	(684,911)	7.03	(178,086)	1.10
Exercised during the year	(8,183,416)	0.43	(6,905,117)	0.31
Granted during the year	2,007,230	6.57	2,733,370	8.35
Rollover grants in connection with acquisition (Note 4)	5,257,209	9.98	—	—
Outstanding at December 31	25,315,627	$4.24	26,919,615	$1.59
Options exercisable at December 31	17,033,826	$3.68	17,453,214	$0.24

Restricted stock units (“RSUs”)

The number of RSUs awarded under the 2018 LTIP Plan were as follows:

	Number of RSUs
	2020	2019
Outstanding at January 1	2,170,064	166,215
Forfeited during the year	(217,600)	—
Released during the year	(1,219,187)	(166,215)
Granted during the year	1,820,020	2,170,064
Outstanding at December 31	2,553,297	2,170,064
RSUs vested at December 31	105,593	—